OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
OTHER RECEIVABLES, NET
Charge to (reversal of) allowance	¥ 1,194,586	$ 164,381	¥ 1,375,516	¥ 294,644
Third Parties
OTHER RECEIVABLES, NET
Beginning balance	1,994,960	274,516	619,444
Charge to (reversal of) allowance	(1,194,586)	(164,381)	1,375,516
Ending balance	¥ 800,374	$ 110,135	¥ 1,994,960	¥ 619,444